SHARE-BASED COMPENSATION (Details) - shares		1 Months Ended	12 Months Ended
	Nov. 12, 2015	Apr. 30, 2009	Dec. 31, 2015	Dec. 31, 2011	Jul. 31, 2006	Feb. 29, 2004	Sep. 30, 2000
2000 Option Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share plan					7,530,578	5,530,578	4,010,666
2009 Option Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share plan		5,000,000		10,000,000
Vesting period		4 years
Expiration period		6 years
2015 Plan
SHARE-BASED COMPENSATION
Common shares reserved for issuance under share plan	10,000,000
Expiration period	10 years
Automatic increase allowed (as a percentage)	5.00%
Number of share-based awards granted			0